Business and Asset Acquisitions - Schedule of Asset Acquired (Details) (10Q)	Jan. 23, 2017 USD ($)
PhotoMedex, Inc [Member]
Inventory	$ 6,300,000
Property and equipment	857,415
Patented/Unpatented Technology	940,628
Trademarks/Tradenames	1,100,000
Total assets acquired	9,198,043
Ermis Labs Acquisition [Member]
Inventory	469,379
Formulations	1,355,983
Trademarks/Tradenames	156,460
Total assets acquired	$ 1,981,822